CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
(Loss)/profit for the year		€ (273,836)	€ 54,012	€ 78,792
Adjustments for:
Income tax		21,184	18,955	17,731
Depreciation and amortization		36,295	32,846	22,129
Other financial results		3,414	9,364	5,461
Foreign exchange differences		3,012	9,092	1,661
Net loss/(gain) on disposal of property, plant and equipment and intangible assets		149	354	(293)
Share of profit of associates and joint ventures		(1,763)	(5,566)	(509)
Fair value gains		562	757	902
Share-based payment		21,676	8,723	16,377
Impairment of goodwill		254,326
Impairment of inventories		700	376	492
Provisions		9,247	157	10,311
Bad debt		4,132	32,054	5,206
Other non-cash items		2,604	(1,174)	595
Adjustments to reconcile profit (loss) other than changes in working capital		81,702	159,950	158,855
Working capital adjustments:
Change in trade and other receivables, prepaid expenses, contract assets and accrued income		25,866	(72,305)	(36,567)
Change in trade and other payables, other current liabilities, accrued expenses,contract liabilities and deferred income		(33,204)	13,482	33,991
Utilization of provision		(8,689)	(1,950)	(7,312)
Changes in other non-current liabilities		390	(1,105)	8,036
Changes in inventories		(4,018)	(3,017)	(1,165)
Tax paid		(34,322)	(28,467)	(10,160)
Net cash flows used in operating activities		27,725	66,588	145,678
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of subsidiaries		(95,830)	(8,078)	(87,030)
Contingent consideration and liabilities from business combination paid		(22,532)	(9,849)	(8,450)
Acquisition of investment in equity instruments		(5,467)	(7,931)
Purchases of property, plant and equipment and intangible assets		(14,944)	(14,151)	(13,023)
Proceeds from sale of property, plant and equipment and intangible assets		260	381	564
Restricted cash, net		(11)	67	120
Disposal of a subsidiary			369	372
Collection of loans		493
Granting of loans		(25)	(19,590)	(22,422)
Dividends received from investments		4,889	1,662
Purchase of financial instruments		(3,420)
Purchase of bank certificates of deposit				(27,564)
Settlement of bank certificates of deposit				53,291
Net cash flows used in investing activities		(136,587)	(57,120)	(104,142)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings		714,161	350,000	115,268
Repayment of borrowings		(748,922)	(377,162)	(38,649)
Increase in non-controlling interest			1,290	207
Capital contribution		120	2,541
Repayment of the principal portion of the lease liability		(11,751)	(9,934)
Net proceeds from issuance of ordinary shares		160,862
Costs that directly attributable to offering		(3,901)
Payment of restricted stock units		(13,813)
Payment of debt issuance costs		(3,581)
Cross Currency Swap Settlement			(32,185)
Change in other non-current liabilities from third parties		(62)	1	150
Net cash flows from/(used in) financing activities		93,113	(65,449)	76,976
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS		(15,749)	(55,981)	118,512
Cash and cash equivalents at beginning of year		177,048	230,419	124,344
Transfer to assets held for sale		(273)		0
Effect of foreign exchange rate changes, net		2,199	2,610	(12,437)
CASH AND CASH EQUIVALENTS AT END OF YEAR		163,225	177,048	230,419
Supplemental disclosures:
Interest paid in operating activities	[1]	€ 52,268	€ 35,222	€ 45,254

[1]	During 2019, the amount of €1,149 (2018: €968) for the repayment of the interest portion of the lease liability is included in interest paid in operating activities.